Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 747	$ 299
Foreign currency translation adjustment	627	(464)
Unrealized gains (losses) on net investment hedges	(122)	97
Cash flow hedges
Net derivative gains (losses)	2	10
Less: reclassification adjustment for losses (gains) included in income	(6)	8
Net effects of cash flow hedges	(4)	18
Unrealized gains on available-for-sale investment
Unrealized gain (loss) arising during the period	0	5
Less: reclassification adjustment for (gains) recognized in income	(4)	(1)
Net unrealized holding gains (losses)	(4)	4
Net change in unrecognized pension and post-retirement benefit obligation	9	40
Other comprehensive income (loss)	506	(305)
Comprehensive income (loss)	1,253	(6)
Comprehensive income (loss) attributable to non-controlling interest	4	0
Comprehensive Income of Emera Incorporated	$ 1,249	$ (6)